Label	Element	Value
Aasgard Dividend Growth Small & Mid-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Aasgard Dividend Growth Small & Mid-Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a combination of dividend income and capital appreciation,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary focus on lower than market volatility.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold No Load Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 28, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 41.73% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.73%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the Ratio of Operating Expenses to Average Net Assets Before Advisory Fee Waiver in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include expenses attributed to acquired fund fees and expenses (“AFFE”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying common stocks of small- and medium-sized companies.  The Fund invests primarily in the common stocks of domestic small and medium capitalization companies with market capitalizations under $15 billion that the Advisor believes have strong growth potential and attractive dividend and yield opportunities.  The Fund may also invest up to 15% of its net assets in real estate investment trusts (“REITs”).

The Advisor employs a proprietary ranking system to evaluate the universe of U.S. small- and medium-sized capitalization companies that are traded on U.S. exchanges.  Companies are ranked within their sectors according to the relative dividend yield, dividend growth, dividend consistency, valuation, free-cash flow, and payout ratio.    Each stock considered for purchase must have (i) a current yield of at least 1.00% and (ii) issuer’s five year projected dividend growth rate of at least 5%.  Holdings are reviewed for sale if they have fallen more than 10% since their purchase and may be replaced with stocks the Advisor believes have a higher potential for gain.  This often has the additional benefit of realizing taxable losses that can be used to offset future realized gains.  The Fund’s strategy strives to reduce volatility by limiting individual positions sizes to 5% of the Fund’s total assets and by limiting single industry exposure to less than 20% of the Fund’s total assets.

Target prices are developed for each security, but the Advisor does not have a strict sell discipline.  The Advisor believes that in times of extreme market volatility, a strict sell discipline would require wholesale liquidations resulting in extremely large cash positions.  Under most circumstances, the Advisor will not hold cash positions in excess of 15% of the Fund’s net assets in order to maintain participation in growth opportunities in the overall market but will consider cash positions in excess of this threshold under certain market or economic conditions.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Fund.  The following risks could affect the value of your investment:

•	Management Risk – If the Advisor’s investment strategies do not produce the expected results, the value of the Fund may decrease.

•
General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

•
Equity Risk ‑ Equity securities, such as the common stocks in which the Fund invests, may experience sudden, unpredictable drops in value or long periods of decline in value.  Equity securities generally have greater price volatility than fixed income securities.

•
Small- and Medium-Sized Companies Risk ‑ Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Investment Style Risk – The Fund’s investments in dividend-paying common stocks may cause the Fund to underperform funds that do not limit their investments to dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks.  In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.

•
Growth Stock Risk ‑ Growth style companies may lose value or move out of favor.  Growth style companies also may be more sensitive to changes in current or expected earnings than the prices of other stocks.

•
Real Estate Investment Trust (REIT) Risk ‑ Investments in REITs will be subject to the risks associated with the direct ownership of real estate.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.  REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.  In addition, the value of an individual REIT’s securities can decline if the REIT fails to continue qualifying for special tax treatment.

•	Newer Fund Risk ‑ The Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available by calling 1-877-476-1909 or by visiting www.coldstream.com/mutual-fund-home.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-476-1909
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.coldstream.com/mutual-fund-home
Aasgard Dividend Growth Small & Mid-Cap Fund | No Load Class
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%	[1]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	492
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	870
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,930

[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Operating Expenses to Average Net Assets Before Advisory Fee Waiver in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include expenses attributed to acquired fund fees and expenses ("AFFE").
[2]	Coldstream Capital Management, Inc., marketed as, "Coldstream Wealth Management" (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses in order to ensure Total Annual Fund Operating Expenses (excluding AFFE, taxes, interest expense and extraordinary expenses) do not exceed 1.25% of the Fund's average daily net assets (the "Expense Cap"). The Expense Cap will remain in effect through at least July 28, 2018, and may be terminated only by the Board of Trustees (the "Board") of the Trust. The Advisor may request recoupment of previously waived fees and expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.